Other Liabilities (Schedule of Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities [abstract]
Restricted share units (note 21)	$ 125	$ 1,256
Other liabilities	1,041	100
Other non-current liabilities	$ 1,166	$ 1,356